DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2024
DEBT
DEBT

NOTE 8: DEBT

Debt consists of the following as of June 30, 2026 and December 31, 2025:

Description	June 30, 2026	December 31, 2025
Secured Promissory Notes	$550,000	$550,000
Small Business Administration Loans	890,124	904,911
Promissory Note	394,985	144,985
Vehicle Notes	222,299	298,439
Seller Notes	1,072,868	1,097,869
Avanti Notes (Related Party)	—	—
Real Estate Promissory Note	370,000	370,000
Business Loan and Security Agreement	1,086,242	890,715
Sale of Future Receipts	1,919,216	518,388
Purchase Order Financing	306,423	—
Notes Payable	4,366,534	2,921,034
Total	$11,178,691	$7,696,341
Less: debt discount and issuance costs	(890,548)	(657,065)
Less: notes payable, current portion	(9,678,276)	(6,214,932)
Notes payable, net of debt issuance costs and current portion	$609,867	$824,344

The Company recorded the interest expenses (including amortization of debt discount) of approximately $844,000 and $1,348,000 for the three and six months ended June 30, 2026, respectively and $86,000 and $573,000 for three and six months ended June 30, 2025, respectively. The accrued interest as of June 30, 2026, and December 31, 2025 were approximately $858,000 and $392,000 respectively.

Promissory Notes

In January and February 2026, Global Impx LLC, a subsidiary of the Company, entered into two promissory notes with third-party lenders with an aggregate principal amount of $730,000. The notes bear interest at a rate of 14.0% per annum, calculated on the basis of a 360-day year, and mature on January 31, 2029, at which time all outstanding principal and accrued interest are due and payable. The notes may be prepaid, subject to a prepayment premium equal to 5.5% of the original principal amount, less accrued interest, if prepaid within 90 days of issuance (See note 4).

On April 3, 2026, in connection with the Company’s divestiture of its India operations, the entire outstanding principal balance of the notes was settled through the issuance of 12,500,000 shares of GIX common stock. As a result, Astrabridge acquired 5.88% equity shares of GIX. The note was fully satisfied and discharged upon the separately negotiated issuance of equity-classified common stock. The fair value of the notes upon settlement was $2,207,000. As a result of the settlement, the Company recognized impact of 1,477,000, in net income from discontinued operations, in the Company’s consolidated statements of operations and comprehensive loss.

Business Loan and Security Agreement:

On January 25, 2026, the Company entered into a term loan agreement (the “January 2026 Term Loan”) whereby the Company borrowed a principal amount of $80,000 at a fixed annual interest rate of 16.50%. The Company was required to make 24 equal monthly installment payments of approximately $4,000 throughout the term of the loan, resulting in aggregate principal and interest payments of approximately $96,000. Accordingly, the term was determined to be two years.

On March 9, 2026, the Company entered into a term loan agreement (the “March 2026 Term Loan”) whereby the Company borrowed a principal amount of $90,000 at a fixed annual interest rate of 21.50%. The Company was required to make 18 equal monthly installment payments of approximately $6,000 throughout the term of the loan, resulting in aggregate principal and interest payments of approximately $106,000. Accordingly, the term was determined to be one and a half years.

Line of Credit

The Company maintains two lines of credit with financial institution to support its working capital requirements. As of June 30, 2026, the outstanding balance under the line of credit was $372,206.

Sale of future receipts

During the six months ended June 30, 2026, the Company entered into seven sale-of-future-receipts agreements and extinguished one in which it sold and assigned an aggregate of approximately $2,880,000 of future receipts in exchange for aggregate net cash proceeds of approximately $1,709,000, resulting in aggregate discounts of approximately $1,172,000 recorded as debt discount and amortized to interest expense over the related contractual terms. The agreements require weekly remittances and have remaining terms ranging from approximately six months to one year. The gross value of sale of future receipt of obligation was $1,919,000 and $518,000 as of June 30, 2026 and December 31, 2025, respectively.

Purchase Order Financing Facility

On September 18, 2025, County Comfort Services, LLC (“CCS”), a wholly owned subsidiary, entered into a Factoring & Security Agreement to provide purchase-order and accounts-receivable financing of up to $4,000,000. Under the facility, the lender may advance up to 85% of eligible receivables (generally up to 60 days from invoice date) or, for approved purchase orders, up to the cost of product plus shipping prior to invoicing. The facility is secured by a first-priority lien on substantially all of CCS’s accounts receivable and a blanket security interest in other assets and is guaranteed by the Company.

Interest/fees and repayment terms - For accounts receivable financing, charges accrue at 1.55% for the first 30 days after advance, plus 0.55% for each additional 10-day period thereafter; invoices outstanding more than 60 days incur an additional 1.00% per 10-day period (minimum $25 per invoice). For purchase order (“PO”) financing, charges accrue at 1.625% per 15-day period from the date funds are advanced to the vendor until the related invoice is verified and funded. The agreement includes a 12-month term, minimum annual volume equal to 100% of the facility amount, and standard reporting covenants. On March 9, 2026, the Company entered into an addendum to the facility extending PO financing to Keen Labs Operations, Inc., an affiliated entity. During the three and six months ended June 30, 2026, the Company utilized the facility to finance two purchase orders totaling approximately $1,943,000 for HVAC equipment purchases from Keen Labs Operations, Inc. Borrowings against these purchase orders totaled approximately $307,000 and remained outstanding as of June 30, 2026. For additional activity under the facility subsequent to June 30, 2026, see Note 16 – Subsequent Events.

NOTE 9: DEBT

Debt consists of the following as of December 31:

Description	2025	2024
Secured Promissory Notes	$550,000	$4,250,000
Small Business Administration Loans	904,911	762,322
Paycheck Protection Program Loans	—	17,543
Promissory Note	144,985	79,000
Vehicle Notes	298,439	425,790
Seller Notes	1,097,869	1,434,959
Real Estate Promissory Note	370,000	370,000
Business Loan and Security Agreement	890,715	160,262
Sale of Future Receipts	518,388	856,150
Notes Payable	2,921,033	—
Total	$7,696,340	$8,356,026
Less: debt discount and issuance costs	(657,064)	(212,772)
Less: notes payable, current portion	(6,214,932)	(6,936,554)
Notes payable, net of debt issuance costs and current portion	$824,344	$1,206,700

The Company recorded the interest expense of $1,066,224 and $2,695,839 for the twelve months ending December 31, 2025, and December 31, 2024 respectively. The accrued interest as of December 31, 2025, and December 31, 2024 were $392,253 and $985,025 respectively.

Secured Promissory Notes

The Company’s promissory notes have original maturity dates ranging between 2 and 36 months. The notes bear interest at rates ranging between 20% and 24%. For all secured promissory notes, the interest is charged at an annual simple rate.

During September 2024, the Company entered into four note conversion agreements with four of the secured promissory note holders in which the Company converted the outstanding principal and interest on the secured promissory notes, into shares of the Company’s common stock at a conversion price of $64.00 per share with a one-time share reset adjustment (see Note 12), subject to shareholder approval and a maximum aggregate ownership amount of 19.99% for each individual lender. In connection with these agreements, $6,834,020 of secured promissory notes and $1,064,080 of accounts payable and accrued expenses were extinguished in exchange for the issuance of 123,408 shares of the Company’s common stock (see Note 12). Two of the lenders total ownership of the Company’s common stock exceeded 5.0% as a result of the share issuances in connection with the note conversion agreements. These lenders continue to hold certain Secured Promissory Notes as of December 31, 2024 (see Note 8).

As of December 31, 2025 and 2024, the Company has not made certain scheduled payments and is therefore in technical default under four of the secured promissory notes entered into in June 2024. The total outstanding principal and accrued interest under these notes was approximately $550,000 and $250,000 as of December 31, 2025 and 2024 respectively.

The Company entered into six promissory note agreements in exchange for aggregate gross proceeds of $735,000 during April 2025 and May 2025. During the year ended December 31, 2025, the Company extinguished $3,700,000 of principal via debt conversion agreements. The principal balance of Secured Promissory Notes as of December 31, 2025, and December 31, 2024, were $550,000 and $4,250,000 respectively.

Small Business Administration Loans

In 2020, the Company received loan proceeds of $150,000 under a SBA loan agreement that matures in June 2050. In 2021, this loan was amended to increase the total borrowing to $475,000. In 2022 the Company assumed two additional SBA loans for $150,000 each in connection with two acquisitions that mature in June 2050. Interest on all SBA loan agreements accrues on the anniversary date of the initial borrowing at 3.75% on the outstanding balance. All SBA loan agreements are collateralized by the Company’s tangible and intangible personal property.

Paycheck Protection Program Loans

On May 4, 2020, the Company received loan proceeds of $151,000 under the Paycheck Protection Program (the “PPP”). The PPP was established as part of the Coronavirus Aid, Relief, and Economic Security Act and provides for loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the business, subject to certain limitations. The PPP loan was paid off during 2025. Interest accrues at 1.0% annually on the outstanding balance. The PPP loan was collateralized by all tangible and intangible personal property of the Company.

During the year ended December 31, 2025, the Company repaid the remaining principal of $17,543 from December 31, 2024. The principal balance of Paycheck Protection Program Loans as of December 31, 2025, and December 31, 2024, were $0 and $17,543, respectively.

Promissory Notes

In October 2024, the Company entered into a promissory note to extinguish an obligation to a vendor in which the Company promised to pay the vendor a principal amount of $119,000, interest through October 15, 2024 totaling approximately $17,000, attorney’s fees of $4,000 and additional interest from October 16, 2024 through the date of repayment of 18.0% per annum. Principal payments of $20,000 are due on the 25th of each month commencing on October 25, 2024. If five payments are made timely, the vendor agrees to waive the remaining balance due on the promissory note. The promissory note may be prepaid without penalty.

On April 28, 2025, in connection with the acquisition of ATS, the Company assumed a commercial term loan with an outstanding balance of approximately $147,000. The obligation was recognized at fair value as an assumed liability in the purchase price allocation. As of December 31, 2025, the outstanding balance was approximately $111,000, all of which is classified as current, reflecting expected repayment within the next 12 months. The Company entered into six promissory note agreements in exchange for aggregate gross proceeds of $735,000 during April 2025 and May 2025. These notes were extinguished in exchange for the issuance of 116,402 shares of the Company’s common stock. Accordingly, the Company accounted for these exchanges as debt extinguishments under ASC 470-50, recognizing loss on extinguishment of $15,318 equal to the difference between the fair value of the common stock issued and the carrying amount of the converted debt, including any unamortized discount or premiums.

Vehicle Notes

The Company has thirteen vehicles that were acquired through the issuance of vehicle loans that were outstanding as of December 31, 2025. The maturities of these vehicle notes outstanding range from 2026 through 2029. Interest rates range from 4.99% to 17.37%. The Company defaulted on two of the vehicle notes during the year ended December 31, 2025 and the lender repossessed two of the vehicles.

During the year ended December 31, 2025, the Company extinguished $127,352 principal balance.

Seller Note

In January 2025, the Company entered into a promissory note (the “January 2025 Note”) with the individual from whom the Company acquired a business from in August 2024 which converts the unpaid cash consideration of $170,000 and accrued interest of approximately $6,000 from accounts payable to a seller note that matures on June 30, 2025. The unpaid balance of the principal amount bears interest at a rate of 14.0% per annum, except in the event of a default when interest increases to 19.0% per annum. An event of default is to have occurred if the unpaid principal and accrued interest thereon is not paid in full prior to the maturity date, if the Company makes an assignment for the benefit of creditors, or if the Company files for bankruptcy or another similar proceeding.

In July 2025, the Company entered into the first amendment to the January 2025 Note (the “Amended January 2025 Note”), under which the Company is required to pay the lender approximately $26,000 towards the principal, approximately $14,000 of accrued interest, and the lender’s legal fees of approximately $3,000. The Amended January 2025 Note extended the maturity date from June 30, 2025 to August 8, 2025 and increased the interest rate to 18.0% effective July 1, 2025.

In August 2025, the Company entered into a Second Amendment to the January 2025 Note (the “Second Amended January 2025 Note”), which extended the maturity date from August 8, 2025 to September 30, 2025 and required payment of an approximately $10,000 forbearance fee to the lender. These seller notes extensions were accounted for as debt modifications under ASC 470.

On October 21, 2025, the Company fully repaid the note with a payment of $153,126, consisting of $149,790 in principal and $3,336 in accrued interest. Following this payment, the note was retired in full and all related obligations were satisfied.

On November 1, 2025, the Company entered into a Sale of Future Receivable Agreement, under which the Company received total funding of $60,000. The agreement provides for repayment through weekly remittances based on a fixed percentage of the Company’s receivables until the total specified payback amount is satisfied. The funding is unsecured and does not carry traditional interest; instead, repayment is structured as a sale of a portion of future receivables at a discount. The proceeds from this financing were used for working capital and general corporate purposes. As of December 31, 2025, the outstanding balance was approximately $40,500, all of which is classified as current, reflecting expected remittances within the next 12 months.

During the year ending December 31, 2025, the Company extinguished $534,146 principal from all Seller Notes. The principal balance as of December 31, 2025, and December 31, 2024, were $1,070,813 and $1,434,959 respectively.

Real Estate Promissory Notes

On December 29, 2022, the Company entered into a Real Estate Promissory Note for land in Florida for a principal sum of $370,000, which is collateralized by real estate with a maturity date of July 29, 2023. The Real Estate Promissory Note is secured by a mortgage on the property. The carrying value of the note, including accrued interest as of the filing date, is $442,000. This note is in default and under legal proceedings (see Note 16).

Sale of future receipts

On January 4, 2024, the Company entered into a sale of future receipts agreement (“the January 2024 SFR Agreement”) whereby the Company sold and assigned $452,000 of future receipts in exchange for net cash proceeds of $343,000, including a fee of $7,000. As a result, the Company recorded a discount of $101,500. The Company was required to remit a minimum of approximately $9,000 of weekly sales receipts until the future receipts assigned under the January 2024 SFR Agreement were repaid in full. Accordingly, the term was determined to be approximately one year.

On January 30, 2024, the Company entered into a second sale of future receipts agreement, amending the January 2024 SFR Agreement, (the “Amended January 2024 SFR Agreement”) whereby the Company increased the amount of future receipts sold and assigned to the lender to $2,600,000 in exchange for net cash proceeds of approximately $2,077,000, including a fee of approximately $3,000. As a result, the Company recorded a discount of approximately $523,000. The Company was required to remit a minimum of approximately $52,000 of weekly sales receipts until the future receipts assigned under the Amended January 2024 SFR Agreement were repaid in full. Accordingly, the term was determined to be approximately one year.

In connection with the Second January 30, 2024 SFR Agreement, the Company received an additional $1,054,286 (the “Additional Advance”). During September 2024, the Company entered into a note conversion agreements with one of the sale of future receipts agreement holders in which the Company converted the outstanding principal on the Amended January 2024 SFR Agreement, including accrued and unpaid interest, and the Additional Advance into shares of the Company’s common stock at a conversion price of $2.00 per share with a two share reset adjustments and a make-whole payment (see Note 14), subject to shareholder approval and a maximum aggregate ownership amount of 19.99% for each individual lender. In connection with these agreements, $3,115,592 of secured promissory notes were extinguished in exchange for the issuance of 48,681 shares of the Company’s common stock (see Note 12).

On May 23, 2024, the Company entered into a sale of future receipts agreement (the “May 2024 SFR Agreement”) whereby the Company sold and assigned approximately $149,000 of future receipts in exchange for net cash proceeds of approximately $118,000, including a fee of approximately $3,000. As a result, the Company recorded a discount of approximately $31,000. The Company is required to remit a minimum of approximately $12,000 of monthly sales receipts until the future receipts assigned under the May 2024 SFR Agreement were repaid in full. Accordingly, the term of this agreement is approximately one year. In May 2025, the Company was issued a stipulation of settlement from the Supreme Court of the State of New Work, Count of Erie, under which it was required to pay $240,000 to settle the balance owed of approximately $302,000 on the May 2024 SFR Agreement. The Company is to repay the settlement balance through a conditional release of funds of approximately $17,000 held by a third party and monthly payments totaling approximately $14,000 until the settlement balance is paid in full. As of December 31, 2025, the outstanding balance was $88,228, all of which is classified as current, reflecting expected remittances within the next 12 months.

In October 2024, the Company entered into a sale of future receipts agreement (the “October 2024 SFR Agreement”) with the same lender of the May 2024 SFR Agreement whereby the Company sold and assigned approximately $310,000 of future receipts in exchange for net cash proceeds of approximately $170,000, including a fee of approximately $3,000 and repayment of approximately $78,000 outstanding under the May 2024 SFR Agreement. As a result, the Company recorded a discount of approximately $63,000. The Company is required to remit a minimum of approximately 8.0% of monthly sales receipts until the future receipts assigned under the October 2024 SFR Agreement were repaid in full. Accordingly, the term of this agreement is approximately one year. The October 2024 SFR Agreement was accounted for as an extinguishment of the May 2024 SFR Agreement and approximately $9,000 loss on extinguishment was recorded on the accompanying consolidated statements of operations and comprehensive loss for the year ended December 31, 2024.

On May 28, 2024, the Company entered into a second sale of future receipts agreement (the “Second May 2024 SFR Agreement”) whereby the Company sold and assigned $125,000 of future receipts in exchange for net cash proceeds of approximately $98,000, including a fee of approximately $2,000. As a result, the Company recorded a discount of approximately $27,000. The Company is required to remit a minimum of approximately $6,000 of bi-weekly sales receipts until the future receipts assigned under the Second May 2024 SFR Agreement were repaid in full. Accordingly, the term of this agreement is approximately one year. In May 2025, the Company was issued a stipulation of settlement from the Supreme Court of the State of New Work, Count of Erie, under which it was required to pay $140,000 to settle the balance owed of approximately $184,000 on the Second May 2024 SFR Agreement. The Company is to repay the settlement balance through a conditional release of funds of approximately $42,000 held by a third party and monthly payments totaling approximately $8,000 until the settlement balance is paid in full. As of December 31, 2025, the outstanding balance was $25,586, all of which is classified as current, reflecting expected remittances within the next 12 months.

In November 2024, the Company entered into a sale of future receipts agreement (the “November 2024 SFR Agreement”) with the same lender of the Second May 2024 SFR Agreement whereby the Company sold and assigned approximately $201,000 of future receipts in exchange for net cash proceeds of approximately $97,000, including a repayment of $60,000 outstanding under the Second May 2024 SFR Agreement. As a result, the Company recorded a discount of approximately $41,000. The Company is required to remit a minimum of approximately $8,000 of bi-weekly sales receipts until the future receipts assigned under the November 2024 SFR Agreement were repaid in full. Accordingly, the term of this agreement is approximately one year. The November 2024 SFR Agreement was accounted for as an extinguishment of the Second May 2024 SFR Agreement and approximately $7,000 loss on extinguishment was recorded on the accompanying consolidated statements of operations and comprehensive loss for the year ended December 31, 2024.

On July 24, 2024, the Company entered into a sale of future receipts agreement (the “July 2024 SFR Agreement”) whereby the Company sold and assigned approximately $209,000 of future receipts in exchange for net cash proceeds of approximately $144,000, including a fee of $6,000. As a result, the Company recorded a discount of approximately $65,000. The Company is required to remit 10.0% of daily receipts until the future receipts assigned under the July 2024 SFR Agreement were repaid in full. The estimated term of this agreement is approximately one year, based on expected daily collections. The July 2024 SFR Agreement includes an option for early payoff with discounts on the remaining balances. As of December 31, 2025, the outstanding balance was $91,905, all of which is classified as current, reflecting expected remittances within the next 12 months.

In November 2024, the Company entered into a sale of future receipts agreement (the “Second November 2024 SFR Agreement”) with the same lender of the July 2024 SFR Agreement whereby the Company sold and assigned approximately $313,000 of future receipts in exchange for net cash proceeds of approximately $96,000, including a fee of approximately $9,000 and repayment of approximately $120,000 outstanding under the July 2024 SFR Agreement. As a result, the Company recorded a discount of approximately $88,000 and interest expense of approximately $9,000. The Company is required to remit a minimum of approximately $7,000 of weekly sales receipts until the future receipts assigned under the Second November 2024 SFR Agreement were repaid in full. Accordingly, the term of this agreement is approximately one year. The Second November 2024 SFR Agreement was accounted for as an extinguishment of the July 2024 SFR Agreement and approximately $34,000 loss on extinguishment was recorded on the accompanying consolidated statements of operations and comprehensive loss for the year ended December 31, 2024.

On September 19, 2024, the Company entered into a sale of future receipts agreement (the “September 2024 SFR Agreement”) whereby the Company sold and assigned approximately $107,000 of future receipts in exchange for net cash proceeds of $74,000, including a fee of $2,000. As a result, the Company recorded a discount of $33,000. The Company is required to remit 6.32% of weekly sales receipts until the future receipts assigned under the September 2024 SFR Agreement were repaid in full. The estimated term of this agreement is approximately one year, based on expected daily collections.

On November 8, 2024, the Company entered into a sale of future receipts agreement (the “November 2024 SFR Agreement”) whereby the Company sold and assigned approximately $112,000 of future receipts in exchange for net cash proceeds of approximately $76,000, including a fee of approximately $4,000. As a result, the Company recorded a discount of approximately $36,000. The Company is required to remit a minimum of approximately $5,000 of weekly sales receipts until the future receipts assigned under the May 2024 SFR Agreement were repaid in full. Accordingly, the term of this agreement is approximately one year.

In March 2025, the Company entered into a payment agreement to extinguish the balance owed on the September 2024 Sale of Future Receipts (“SFR”) Agreement of approximately $69,000 for a cash payment of $25,000. The Company paid the amount in full during March 2025 and accounted for the payment agreement as an extinguishment of the June 2024 SFR Agreement and recorded approximately $12,000 as a gain on extinguishment on the accompanying consolidated statement of operations and comprehensive loss.

In March 2025, the Company was issued a stipulation of settlement from the Supreme Court of the State of New York, County of Sullivan, under which it was required to pay $30,000 to settle the balance owed on the November 2024 SFR Agreement of approximately $53,000, including principal and accrued interest. The Company paid the amount in full during May 2025 and accounted for the payment agreement as an extinguishment of the November 2024 SFR Agreement and recorded approximately $2,000 as a gain on extinguishment on the accompanying consolidated statement of operations and comprehensive loss.

On April 28, 2025, in connection with the acquisition of SESB, the Company assumed a sales-of-future-receipts (merchant cash advance) obligation with an outstanding balance of approximately $48,000. The obligation was recognized at fair value as an assumed liability in the purchase price allocation. As of December 31, 2025, the outstanding balance was approximately $22,000, all of which is classified as current, reflecting expected remittances within the next 12 months.

On November 7, 2025, the Company entered into a Revenue Purchase and Sale of Future Receivable Agreements with two lenders, under which the Company received total funding of $210,000. The agreements provide for repayment through weekly remittances based on a fixed percentage of our receivables until the total specified payback amount is satisfied. The funding is unsecured and does not carry traditional interest; instead, repayment is structured as a sale of a portion of future receivables at a discount. The proceeds from these financings are being used for working capital and general corporate purposes, including operating cash flow management and near-term growth initiatives. As of December 31, 2025, the aggregate outstanding balance was approximately $154,000, all of which is classified as current, reflecting expected remittances within the next 12 months.

On November 12, 2025, the Company entered into a Sale of Future Receivable Agreement with a lender, under which the Company received total funding of $150,000. The agreement provides for repayment through periodic remittances based on a specified percentage of the Company’s average sale revenue until the total specified payback amount is satisfied. The funding is unsecured and does not carry traditional interest; instead, repayment is structured as a sale of a portion of future receivables at a discount. The proceeds from this financing are being used for working capital and general corporate purposes, including operating cash flow management and near-term growth initiatives. As of December 31, 2025, the aggregate outstanding balance was approximately $114,000, all of which is classified as current, reflecting expected remittances within the next 12 months.

Since the Company has significant continuing involvement in the generation of future cash flows due under these agreements among other indicators, pursuant to ASC 470-10-25-2, Debt- Sales of Future Revenues or Other Various Measures of Income, the Company has reflected any future commitments associated with these agreements as debt.

Business Loan and Security Agreement:

In October 2025, the Company entered into a new funding relationship with a lender, pursuant to which the Company received two separate unsecured loans totaling approximately $390,000. On October 1, 2025, the Company issued a promissory note in the principal amount of $230,160 with an original issue discount of $24,660 and a one-time interest charge of 12%, maturing on July 30, 2026. On October 7, 2025, we issued a second promissory note in the principal amount of $160,160 with an original issue discount of $17,160, also carrying a 12% one-time interest charge and maturing on August 15, 2026. Both loans are unsecured and permit early repayment without penalty. The funding provides the Company with additional working capital flexibility to support growth initiatives, including technology integration and acquisition-related activities.

On October 23, 2025, the Company entered into a Business Loan and Security Agreement with a lender, under which the Company received total funding of $250,000. The agreement provides for repayment through weekly remittances based on a fixed percentage of our receivables until the total specified payback amount is satisfied. The funding is unsecured and does not carry traditional interest; instead, repayment is structured as a sale of a portion of future receivables at a discount. The proceeds from this financing are being used for working capital and general corporate purposes, including operating cash flow management and near-term growth initiatives.

On October 27, 2025, the Company entered into a Business Line of Credit Agreement with a lender, providing the Company with borrowing capacity of up to $43,100. As of the filing date, the Company had drawn $42,000 under the line of credit. In accordance with the agreement, the outstanding balance will be repaid in twelve equal monthly installments.

Purchase Order Financing Facility

On September 18, 2025, County Comfort Services, LLC (“CCS”), a wholly owned subsidiary, entered into a Factoring & Security Agreement to provide purchase-order and accounts-receivable financing of up to $4,000,000. Under the facility, the lender may advance up to 85% of eligible receivables (generally up to 60 days from invoice date) or, for approved purchase orders, up to the cost of product plus shipping prior to invoicing. The facility is secured by a first-priority lien on substantially all of CCS’s accounts receivable and a blanket security interest in other assets and is guaranteed by the Company.

Interest/fees and repayment terms - For accounts receivable financing, charges accrue at 1.55% for the first 30 days after advance, plus 0.55% for each additional 10-day period thereafter; invoices outstanding more than 60 days incur an additional 1.00% per 10-day period (minimum $25 per invoice). For purchase order (“PO”) financing, charges accrue at 1.625% per 15-day period from the date funds are advanced to the vendor until the related invoice is verified and funded. The agreement includes a 12-month term, minimum annual volume equal to 100% of the facility amount, and standard reporting covenants. As of December 31, 2025, the Company received approximately $735,000 advanced under the facility for operations and repaid entire advance along with an interest of approximately $78,000.

D&O Insurance Premium Financing

On July 15, 2025, the Company entered into a premium finance agreement with a lender, to finance its directors’ and officers’ liability insurance policies for the July 15, 2025 to July 15, 2026 policy term. The total annual premiums, taxes and fees were $434,500, against which the Company made a down payment of $108,625 and financed the remaining $325,875. The financed amount bears interest at an annual percentage rate of 8.39% and is payable in nine monthly installments of $37,486 beginning August 15, 2025. The agreement grants the lender a first-priority security interest in the financed policies and related unearned premiums and gives the lender the right to cancel the policies and apply any return premium to the outstanding balance in the event of default. As of December 31, 2025, the outstanding balance under the premium finance agreement was approximately $147,000. Finance charges related to this agreement is recognized in the Consolidated Statements of Operations and Comprehensive Loss within interest expense.

Notes Payable: Libertas Settlement and Termination Agreement

On January 30, 2024, the Company entered into a second sale of future receipts agreement, amending the January 2024 SFR Agreement, (the “Amended January 2024 SFR Agreement”) whereby the Company increased the amount of future receipts sold and assigned to the lender to $2,600,000 in exchange for net cash proceeds of approximately $2,077,000, including a fee of approximately $3,000. As a result, the Company recorded a discount of approximately $523,000. The Company was required to remit a minimum of approximately $52,000 of weekly sales receipts until the future receipts assigned under the Amended January 2024 SFR Agreement were repaid in full. Accordingly, the term was determined to be approximately one year.

In connection with the Second January 30, 2024 SFR Agreement, the Company received an additional $1,054,286 (the “Additional Advance”). Such amounts received were provided to the Company in error and are due and payable in full to the lender. During September 2024, the Company entered into a note conversion agreements with one of the sale of future receipts agreement holders in which the Company converted the outstanding principal on the Amended January 2024 SFR Agreement, including accrued and unpaid interest, and the Additional Advance into shares of the Company’s common stock at a conversion price of $2.00 per share with a two share reset adjustments and a make-whole payment (see Note 12), subject to shareholder approval and a maximum aggregate ownership amount of 19.99% for each individual lender. In connection with these agreements, $3,115,592 of secured promissory notes were extinguished in exchange for the issuance of 48,681 shares of the Company’s common stock (see Note 12).

On September 24, 2025, we entered into a Settlement and Termination Agreement with Libertas Funding, LLC (“Libertas”), resolving all outstanding obligations under the prior Agreement of Sale of Future Receivables and Debt Conversion Agreement. Libertas terminated its senior secured lien and released all related financing statements and security interests. We acknowledged a remaining principal balance of approximately $3,100,000 and agreed to a structured repayment plan providing for initial weekly payments followed by bi-monthly installments beginning in October 2025, with stepped increases tied to our planned uplisting. The agreement also provides us the right to redeem 48,681 shares of our common stock held by Libertas for nominal consideration following full repayment. The settlement eliminated the derivative features, and the obligation is presented as debt measured at amortized cost from the settlement date. (See Note 11 for derivative derecognition.)

The Settlement and Termination Agreement was accounted for as an extinguishment of the derivative liability and recognition of a new debt obligation. The related derivative liability was derecognized, and a new debt obligation was recorded at fair value, resulting in a discount to the face amount of $3,115,592. The difference between the carrying amount of the derivative liability extinguished and the fair value of the new debt resulted in a gain on extinguishment of approximately $293,598, which was recognized in other (expense) income, net in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2025. The discount is being amortized to interest expense over the repayment period using the effective interest method.

On November 17, 2025, Libertas Funding, LLC entered into three separate stock purchase agreements with third-party investors pursuant to which it sold an aggregate of 48,681 shares of the Company’s common stock for total cash consideration of $280,403.28, or approximately $0.18 per share. The proceeds from these transactions were contractually applied as a dollar-for-dollar offset against the Company’s outstanding payment obligations to Libertas under the existing Settlement and Termination Agreement, thereby reducing the debt balance by approximately $280,000. In connection with these transactions, the Company waived the applicable lock-up restrictions and relinquished its right to redeem the shares for nominal consideration of $1.00. The Company evaluated the modification under ASC 470-50, including the 10% cash flow test in ASC 470-50-40-10, and concluded that the present value difference between the original and revised cash flows was less than 10%. Accordingly, the November 17, 2025 changes were accounted for as a debt modification rather than an extinguishment, no gain or loss was recognized in the consolidated statements of operations, and a new effective interest rate was computed prospectively based on the revised carrying amount and modified future cash flows, with the resulting discount amortized to interest expense over the remaining repayment period using the effective interest method. See Note 11.

Assumed 2024 Note

On the Closing Date, the Company assumed MCAC’s promissory note totaling $3,680,000 (the “Assumed 2024 Note”) that matures in July 2025. The Company is obligated to pay 10.0% of the aggregate gross proceeds from any sale of equity or equity derivative instruments of the Company while the Assumed 2024 Note is outstanding. Five days prior to the maturity date (and only five days prior to the maturity date), the Company may elect to convert the Assumed 2024 Note into shares of the Company’s common stock based at the average volume weighted average price value for the five-business day period preceding the maturity date (subject to compliance with applicable rules of the Nasdaq).

The Assumed 2024 Note becomes due and payable following specified events of default if (i) the holder of the Assumed 2024 Note provides written notice if Company defaults on any payments due under the terms of the Assumed 2024 Note or (ii) automatically if the Company commences a voluntary case or other proceeding seeking liquidation, reorganization or other relief with respect to itself or its debts under bankruptcy or other similar laws. The Company has not received written notice from the holder of the Amended 2024 Note in regards to the missed initial mandatory payment as of December 31, 2024.

The Assumed 2024 Convertible Note is non-interest bearing, except in the case of an Event of Default (as defined in the agreement), at which point the interest rate increases to a rate of 10.0% per annum until such event of default is cured. The Company paid $50,000 of the initial mandatory payment of $500,000 within thirty calendar days of the effective date of the Assumed 2024 Note, and such triggered an event of default.